Summary of Accounting Policies (Income Taxes Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Deferred tax assets recoverability, valuation allowance	A valuation allowance is provided when it is more likely than not (likelihood of greater than 50%) that some portion or all of the deferred tax assets will not be realized. Tax positions that meet the more-likely-than-not threshold are measured using a probability weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.
Deferred tax assets recoverability, valuation allowance threshold percentage	50.00%